Pension and Post Retirement Medical Benefits - Weighted Average Assumption Used in Computing Benefit Obligations (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Range of compensation rate increase	3.36%	3.52%	3.14%
US Pension Plans Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate as of year-end	4.03%	4.84%	4.04%
US Retiree Medical Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate as of year-end	4.03%	4.84%	4.04%
International Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate as of year-end	3.57%	4.70%	4.03%